Annual Fund Operating Expenses - VY JPMorgan Small Cap Core Equity Portfolio	May 01, 2021
Class ADV
Operating Expenses:
Management Fees	0.87%
Distribution and/or Shareholder Services (12b-1) Fees	0.60%
Other Expenses	none
Total Annual Portfolio Operating Expenses	1.47%
Class I
Operating Expenses:
Management Fees	0.87%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	none
Total Annual Portfolio Operating Expenses	0.87%
Class R6
Operating Expenses:
Management Fees	0.87%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	none
Total Annual Portfolio Operating Expenses	0.87%
Class S
Operating Expenses:
Management Fees	0.87%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	none
Total Annual Portfolio Operating Expenses	1.12%
Class S2
Operating Expenses:
Management Fees	0.87%
Distribution and/or Shareholder Services (12b-1) Fees	0.40%
Other Expenses	none
Total Annual Portfolio Operating Expenses	1.27%